GUINNESS ATKINSON RENMINBI YUAN & BOND FUND

Schedule of Investments

at September 30, 2021 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 78.5%	Value

	Auto-Cars/Light Trucks: 12.0%
3,000,000	BMW Finance, 2.800%, 8/11/23	$465,258
1,000,000	Volkswagen International Finance NV, 2.900%, 01/21/24	154,692
		619,950
	Commercial Banks: 30.3%
1,000,000	Bank of China, 3.300%, 04/17/22	155,305
1,000,000	Bank of China, 3.008%, 04/28/26	155,089
2,000,000	CBQ Finance Ltd., 4.000%, 08/05/23	313,088
1,000,000	China Construction Bank, 2.850%, 04/22/23	154,771
4,000,000	First Abu Dhabi Bank, 3.400%, 08/18/25	623,154
1,000,000	QNB Finance Ltd., 3.800%, 06/17/25	157,200
		1,558,607
	Diversified Operations: 6.0%
1,000,000	HSBC Holding, 3.400%, 06/29/27	155,677
1,000,000	Wharf Finance Lrd., 3.250%, 01/14/24	154,281
		309,958

	Export/Import Bank: 15.2%
1,000,000	China Development Bank, 3.030%, 11/27/23	155,956
1,000,000	China Development Bank, 3.230%, 11/27/25	157,423
1,000,000	European International Bank, 2.700%, 04/22/24	155,277
1,000,000	Export-Import Bank of Korea, 4.500%, 01/27/24	160,500
1,000,000	Kreditanstalt Fuer Wiederaufbau, 2.700%, 03/25/24	155,543
		784,699
	Finance-Mtg Loan/Banker: 3.0%
1,000,000	Hong Kong Mortgage Corp. Ltd., 2.700%, 02/09/24	154,500

	Transportation Services: 3.0%
1,000,000	GLP China Holding Ltd., 4.000%, 02/7/24	154,625

	Real Estate Operator/Developer: 9.0%
1,000,000	Sun Hung Kai Properties 3.200%, 08/14/27	153,895
1,000,000	Wharf Real Estate Investment Company Ltd., 3.200%, 09/15/23	155,239
1,000,000	Zhenro Properties Group Ltd., 7.120%, 06/30/22	152,760
		461,894

	Total Corporate Bonds	$4,044,233
	(cost $3,923,665)

	Total Investments in Securities	4,044,233
	(cost $3,923,665): 78.5%
	China Yuan (Offshore): 19.0%	979,994

	Other Assets less Liabilities: 2.5%	130,631

	Net Assets: 100.0%	$5,154,858

CNH - The official currency of the People’s Republic of China.